Related Party Transactions (Details Narrative) $ / shares in Units, £ in Thousands								2 Months Ended			3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Feb. 10, 2022 USD ($)	Jan. 26, 2022 shares	Jan. 26, 2022 shares	Nov. 16, 2021 USD ($) $ / shares shares	Nov. 16, 2021 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Dec. 31, 2021 USD ($) shares		Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 GBP (£)	Nov. 30, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 GBP (£)	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 04, 2022 shares	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Nov. 04, 2021 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Related Party Transaction [Line Items]
Convertible notes payable, carried at fair value									$ 749,000		$ 3,740,000			$ 3,740,000					$ 1,835,000	$ 749,000					$ 400,000	£ 300				$ 67,000	£ 50	$ 500,000	£ 400
Ordinary shares issued | shares									1,000		2,000			2,000					2,000	1,000
Number of shares issued to sponsor, value	$ 3,900,000	£ 3,250
Principal amount																												$ 3,300,000	£ 3,000						$ 1,400,000	£ 1,000
Notes payable, current
Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued to sponsor, value									$ 25,000	[1],[2]			$ 7,520,350						7,520,350
Stock surrendered and forfeited during period shares | shares														11,037,272
Principal amount																																		$ 300,000
Notes payable, current									177,057		750,000			$ 750,000						$ 177,057
Sponsor fees			$ 1,500,000
Monthly payment for office space														10,000					10,000
Administration fee related party											$ 30,000	$ 30,000		$ 60,000	$ 50,000				110,000
Notes payable converted																			$ 1,500,000
Conversion price | $ / shares											$ 10.00			$ 10.00					$ 10.00
Working capital loans									$ 0										$ 0	$ 0
Common Class B [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Ordinary shares issued | shares									3,306,250		3,306,250			3,306,250					3,306,250	3,306,250
Common Class A [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Ordinary shares issued | shares									0		754,000			754,000					754,000	0
Sale of stock price per share | $ / shares						$ 12.00	$ 12.00
Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Convertible notes payable, carried at fair value								$ 500,000														£ 400	$ 500,000	£ 400	$ 400,000	£ 300
Bearer interest								5.00%
Conversion price								20.00%
Sponsor [Member]
Related Party Transaction [Line Items]
Stock surrendered and forfeited during period shares | shares					1,006,250,000
Sponsor [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock surrendered and forfeited during period shares | shares					1,006,250
Stock issued during period on hold | shares				3,306,250	3,306,250
Sponsor [Member] | Common Class B [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued to sponsor | shares						4,312,500	4,312,500
Number of shares issued to sponsor, value						$ 25,000	$ 25,000
Corvus Capital Limited [Member]
Related Party Transaction [Line Items]
Ordinary shares subscribed | shares									775		1,000			1,000					1,000	775
Ordinary shares issued | shares																											1,000
Ordinary shares converted | shares																		775
Corvus Capital Limited [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Directors fees payable									$ 400,000		$ 700,000	$ 200,000		$ 700,000	200,000				$ 400,000	$ 400,000
Corvus Capital Limited [Member] | Chief Executive Officers Family [Member]
Related Party Transaction [Line Items]
Amount paid to CEO's family member															$ 33,000
Corvus Capital Limited [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Advisory fees														600,000					600,000	700,000
Corvus Capital Limited [Member] | Accrued Expenses and Other Current Liabilities [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Directors fees paid														200,000					400,000	400,000
Corvus Capital Limited [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Advisory fees																$ 1,700,000	£ 1,300			1,600,000	£ 1,300
St George Street Capital [Member]
Related Party Transaction [Line Items]
Ordinary shares held											$ 147			$ 147					225
Capital									$ 100,000										$ 300,000	$ 100,000

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).